AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2014.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 465	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 466	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Alan P. Goldberg, Esquire K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on November 30, 2014 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 465 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 30, 2014 as the new effective date for Post-Effective Amendment No. 206 to the Trust’s Registration Statement, which was filed on March 24, 2011 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 212, 219, 224, 231, 238, 246, 255, 264, 272, 281, 290, 299, 307, 314, 321, 326, 331, 341, 346, 351, 359, 366, 373, 376, 383, 392, 400, 408, 414, 418, 420, 424, 428, 432, 434, 438, 443, 448, 451, 455, 456, 458, 460, 462 and 464 to the Trust’s Registration Statement filed on April 21, 2011, May 20, 2011, June 17, 2011, July 14, 2011, August 12, 2011, September 9, 2011, October 7, 2011, November 4, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012, July 27, 2012, August 24, 2012, September 21, 2012, October 19, 2012, November 16, 2012, December 14, 2012, January 11, 2013, February 8, 2013, March 11, 2013, April 10, 2013, May 10, 2013, June 6, 2013, July 3, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014 and October 3, 2014, respectively. This Amendment relates solely to PowerShares S&P 500® High Momentum Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 206 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 444 to the Trust’s Registration Statement, which was filed on February 27, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 31st day of October, 2014.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	October 31, 2014
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	October 31, 2014
Steven M. Hill

/s/ Anna Paglia	Secretary	October 31, 2014
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	October 31, 2014
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	October 31, 2014
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	October 31, 2014
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	October 31, 2014
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	October 31, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	October 31, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	October 31, 2014
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	October 31, 2014
Donald H. Wilson

*By: /s/ Anna Paglia		October 31, 2014
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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